Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in pension plan [Abstract]
Balance at beginning of period	$ 150,197	$ 151,481
Cost for the period	(4,110)	19,027
Interest income	(220)	(257)
Contributions to the plan	(6,044)	(7,315)
Benefits paid on pension plan	(5,783)	(2,142)
Miscellaneous	2,026	356
Actuarial gain or losses	(33,691)	(10,953)
Balance at end of period	$ 102,375	$ 150,197